Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Interest-Bearing Deposits
Interest-bearing deposits consist of the following:

	December 31,
(dollars in thousands)	2013	2012
Demand deposits	$272,343	$245,833
Money market deposits	121,491	128,438
Savings deposits	89,577	86,868
Time deposits:
Time deposits $100 and over	110,841	130,285
Other time deposits	113,349	130,232
Total interest-bearing deposits	$707,601	$721,656

Interest Expense by Deposit Category
A summary of interest expense by deposit category for the years ended December 31, 2013, 2012 and 2011 is as follows:

	December 31,
(dollars in thousands)	2013	2012	2011
Demand deposits	$929	$1,205	$1,908
Money market deposits	516	613	1,254
Savings deposits	142	239	441
Time deposits	3,089	4,342	5,912
Total	$4,676	$6,399	$9,515

Maturities of Time Deposits	At December 31, 2013, the scheduled maturities of time deposits are as follows:
(dollars in thousands)
2014	$110,204
2015	56,756
2016	19,005
2017	21,193
2018	17,032
$224,190